AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.9%
Asset-Backed Securities — 0.2%
Automobiles — 0.2%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	650	$648,551
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,278,898
Series 2019-A, Class D, 144A
3.450%	01/26/32	3,225	3,211,892
			6,139,341
Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	537,690
Student Loans — 0.0%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 30 Day Average SOFR + 0.814% (Cap N/A, Floor 0.000%)
6.095%(c)	02/25/39	280	278,978
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
6.075%(c)	05/25/39	492	488,823
			767,801

Total Asset-Backed Securities (cost $7,077,295)			7,444,832
Commercial Mortgage-Backed Securities — 0.7%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.161%(c)	10/15/38	5,940	5,910,300
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.740%(cc)	09/10/50	650	581,493
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,071,000
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,296,984
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.056%(cc)	07/25/30	2,109	140,824
Series 2020-M50, Class X1, IO
1.925%(cc)	10/25/30	342	17,843
Series 2021-M03, Class X1, IO
2.030%(cc)	11/25/33	330	24,041
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.723%(cc)	04/25/48	3,165	3,136,222
Series 2015-K48, Class B, 144A
3.771%(cc)	08/25/48	1,985	1,961,104
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	$2,902,451
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.012%(c)	04/15/38	1,594	1,586,892
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
6.838%(c)	05/15/39	1,144	1,134,347
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
5.942%(c)	11/15/38	2,856	2,841,955
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	23,357
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	34	31,744
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	35	31,802
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	29	25,394
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	24	21,491
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	390,003

Total Commercial Mortgage-Backed Securities (cost $23,351,200)			24,129,247
Corporate Bonds — 41.0%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	1,737	1,632,250
3.625%	02/01/31	1,275	1,167,802
5.805%	05/01/50	4,525	4,371,869
Sr. Unsec’d. Notes, 144A
6.858%	05/01/54	853	935,534
7.008%	05/01/64	920	1,013,743
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,681	2,681,922
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,840	1,847,700
5.400%	01/15/27	1,690	1,735,288
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	1,695	1,175,386
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31(a)	903	767,698
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
2.375%	03/15/32	3,085	$2,677,005
3.125%	07/01/50	434	310,754
4.050%	05/04/47	479	407,746
4.450%	11/16/38	500	476,393
			21,201,090
Agriculture — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	1,000	853,019
3.400%	02/04/41	4,627	3,605,408
6.875%	11/01/33	1,585	1,790,087
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	629	568,486
4.540%	08/15/47	963	810,421
5.834%	02/20/31	5,640	5,961,534
7.079%	08/02/43	2,983	3,413,940
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	07/26/26	647	634,738
Gtd. Notes, 144A, MTN
5.500%	02/01/30	5,865	6,046,541
5.875%	07/01/34	6,470	6,697,417
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	389	328,958
5.125%	02/13/31	2,370	2,460,964
5.250%	02/13/34	2,774	2,880,782
5.375%	02/15/33	2,650	2,770,677
5.625%	11/17/29	1,213	1,287,286
			40,110,258
Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	359	348,243
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	250	242,545
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	219	223,018
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	544	516,970
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	777	742,560
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	1,087	972,110
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	205	202,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	707	$660,776
United Airlines 2024-1 Class A Pass Through Trust,
Pass-Through Certificates
5.875%	08/15/38	2,385	2,457,073
			6,366,040
Auto Manufacturers — 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	2,950	2,513,211
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27(a)	1,570	1,565,529
5.850%	05/17/27	1,305	1,328,945
6.050%	03/05/31(a)	1,940	1,990,811
7.350%	03/06/30	2,425	2,623,944
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49	535	529,945
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	1,993	1,703,232
5.450%	09/06/34	380	378,876
5.750%	02/08/31	1,100	1,137,345
5.950%	04/04/34(a)	2,145	2,214,391
6.100%	01/07/34	990	1,029,845
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	5,460	5,557,574
5.300%	06/24/29	570	586,932
Sr. Unsec’d. Notes, 144A, SOFR + 1.500%
6.791%(c)	01/08/27	3,730	3,773,735
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.300%	03/22/27	4,333	4,411,746
			31,346,061
Banks — 10.9%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27	1,000	1,034,474
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	680	717,766
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)	1,400	1,548,260
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)	1,400	1,554,518
9.625%(ff)	05/21/33(oo)	800	941,504
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	568,040
5.294%	08/18/27	1,000	1,023,038

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Preferred Notes
5.439%	07/15/31	4,400	$4,587,829
Bank of America Corp.,
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29	2,770	2,848,030
5.819%(ff)	09/15/29	11,260	11,850,633
5.872%(ff)	09/15/34(a)	2,200	2,374,493
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,814	4,175,944
1.922%(ff)	10/24/31	2,439	2,103,051
2.676%(ff)	06/19/41	456	342,993
2.884%(ff)	10/22/30	4,167	3,873,303
3.824%(ff)	01/20/28	5,598	5,534,386
3.974%(ff)	02/07/30(a)	7,509	7,375,122
Sub. Notes, MTN
5.425%(ff)	08/15/35(a)	2,055	2,108,914
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30(a)	2,730	2,826,518
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.947%(ff)	04/26/27	1,050	1,060,037
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	323,847
Sr. Unsec’d. Notes, GMTN
5.450%	08/01/29	2,575	2,694,144
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.896%	07/13/26	1,520	1,559,773
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.894%(ff)	11/24/32	2,760	2,416,144
5.690%(ff)	03/12/30	3,415	3,552,177
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	09/10/34(oo)	810	844,425
7.750%(ff)	08/16/29(oo)	1,500	1,575,000
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,885	7,086,832
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.716%(ff)	01/18/30	4,220	4,354,273
6.714%(ff)	10/19/29(a)	5,610	5,989,303
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27	287	291,372
Sub. Notes, 144A
3.116%(ff)	10/19/32(a)	2,865	2,466,188
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	1,070	1,136,675
6.684%(ff)	09/13/27	1,365	1,418,597
6.840%(ff)	09/13/34	2,105	2,345,168
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
5.260%	04/08/29	2,215	2,298,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citibank NA,
Sr. Unsec’d. Notes
5.570%	04/30/34(a)	1,385	$1,477,314
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	3,825	3,987,400
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	2,291	2,245,668
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,500	1,450,815
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	380	334,082
2.572%(ff)	06/03/31	1,300	1,168,798
2.976%(ff)	11/05/30	5,936	5,517,687
3.520%(ff)	10/27/28	384	374,802
3.668%(ff)	07/24/28	1,256	1,233,622
3.980%(ff)	03/20/30	9,215	9,025,842
4.075%(ff)	04/23/29	540	534,628
4.542%(ff)	09/19/30	8,985	8,996,671
Sub. Notes
4.125%	07/25/28	364	360,783
5.827%(ff)	02/13/35	7,040	7,346,234
6.174%(ff)	05/25/34	660	704,308
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31(a)	1,500	1,314,928
3.784%	03/14/32	375	347,639
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)	2,210	2,205,781
Sub. Notes, 144A, MTN
6.251%(ff)	01/10/35(a)	1,235	1,314,965
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.298%(ff)	04/01/28	1,299	1,294,256
4.613%(ff)	10/02/30	2,575	2,570,966
5.705%(ff)	03/01/30	920	957,790
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,723	2,588,898
4.999%(ff)	09/11/30	2,345	2,350,464
5.403%(ff)	09/11/35(a)	3,605	3,612,832
7.146%(ff)	07/13/27	1,095	1,139,730
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	1,000	1,033,627
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33(a)	791	759,431
4.772%(ff)	07/28/30(a)	3,125	3,148,658
4.895%(ff)	09/06/30	1,190	1,204,345
5.631%(ff)	01/29/32(a)	1,860	1,942,107
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series X
7.500%(ff)	05/10/29(oo)	3,490	3,707,385

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,340	$1,282,123
1.542%(ff)	09/10/27	7,648	7,249,087
4.017%(ff)	10/31/38	1,878	1,702,945
5.330%(ff)	07/23/35	6,525	6,761,430
6.484%(ff)	10/24/29	14,251	15,347,174
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.597%(ff)	05/17/28	2,440	2,510,285
5.887%(ff)	08/14/27	3,910	4,012,381
7.390%(ff)	11/03/28	1,900	2,055,380
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	530	552,228
6.208%(ff)	08/21/29	1,362	1,440,747
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33	4,568	4,986,777
7.200%	11/28/33	3,665	4,168,446
Sub. Notes, 144A
4.950%(ff)	06/01/42(a)	538	431,394
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,500	1,432,138
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	4,593	4,991,018
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	986	965,478
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.594%(ff)	07/10/35	1,735	1,830,669
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,907	3,739,560
5.042%(ff)	07/19/30(a)	1,950	2,003,284
5.173%(ff)	01/16/30	1,710	1,762,580
5.320%(ff)	07/19/35(a)	2,180	2,264,980
5.449%(ff)	07/20/29	4,360	4,528,121
6.407%(ff)	11/01/29	4,200	4,513,610
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	583	554,406
2.699%(ff)	01/22/31	2,742	2,512,135
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,224	1,035,787
1.928%(ff)	04/28/32	595	504,617
2.511%(ff)	10/20/32	581	507,270
5.424%(ff)	07/21/34	2,655	2,771,274
5.656%(ff)	04/18/30	3,035	3,192,815
5.831%(ff)	04/19/35	1,350	1,449,546
Sub. Notes
2.484%(ff)	09/16/36	3,087	2,583,614
5.948%(ff)	01/19/38	1,545	1,621,109
Sub. Notes, MTN
5.942%(ff)	02/07/39	2,235	2,344,740
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28	2,060	$2,124,734
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30(a)	2,852	2,480,652
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	695	693,262
8.125%(ff)	11/10/33(oo)	990	1,077,801
Sr. Unsec’d. Notes
4.964%(ff)	08/15/30	9,835	9,983,146
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27(a)	1,900	1,951,743
Nordea Bank Abp (Finland),
Jr. Sub. Notes, 144A, MTN
6.300%(ff)	09/25/31(oo)	270	267,805
Sub. Notes, 144A
4.625%(ff)	09/13/33(a)	1,375	1,351,304
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26(a)(oo)	1,955	1,787,672
Sr. Unsec’d. Notes
5.676%(ff)	01/22/35	1,560	1,654,490
6.875%(ff)	10/20/34	893	1,022,884
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30(a)	7,680	7,734,602
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,209	2,106,984
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	5,521	5,241,239
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.018%(ff)	02/08/30(a)	4,600	5,004,018
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	1,179	1,224,105
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29(oo)	2,915	3,016,974
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,425	1,473,232
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,919	3,961,737
5.711%(ff)	01/24/35	475	500,542
6.123%(ff)	10/28/33	275	296,598
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	930	985,804
5.836%(ff)	06/12/34	1,930	2,059,591

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27(a)	1,600	$1,633,738
7.500%	02/15/28	2,850	3,132,434
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	390	430,950
9.250%(ff)	11/13/33(oo)	790	930,225
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	2,000	1,910,946
5.617%(ff)	09/13/30	3,440	3,593,002
5.699%(ff)	02/08/35(a)	1,950	2,055,385
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27(a)	544	519,664
3.127%(ff)	06/03/32	4,160	3,686,094
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	2,650	2,766,257
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	910	885,638
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	2,695	2,795,656
5.499%(ff)	01/23/35(a)	1,545	1,619,908
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,176	2,068,943
3.584%(ff)	05/22/28	1,363	1,336,651
4.808%(ff)	07/25/28	1,317	1,332,197
5.557%(ff)	07/25/34	3,210	3,367,576
5.574%(ff)	07/25/29	3,480	3,620,239
5.707%(ff)	04/22/28	3,400	3,511,447
Sub. Notes, MTN
4.400%	06/14/46	900	786,251
4.650%	11/04/44	1,310	1,196,358
			375,843,686
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,878	5,897,086
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,115	1,116,152
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	2,190	2,107,153
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.300%	05/13/54	240	255,630
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	198	187,856
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	1,395	1,034,016
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Pepsico Singapore Financing I Pte Ltd.,
Gtd. Notes
4.700%	02/16/34	2,610	$2,661,036
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,341	1,118,242
			14,377,171
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,441	2,229,404
4.200%	02/22/52	1,656	1,407,837
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	9,660	8,625,451
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,767	1,322,049
2.800%	10/01/50	2,880	1,957,486
4.600%	09/01/35	1,495	1,496,472
5.250%	10/15/33	3,130	3,300,710
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30	2,535	2,223,524
			22,562,933
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	1,829	1,811,990
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28(a)	850	898,072
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	1,122	1,055,855
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	1,430	1,262,452
4.800%	05/15/49	1,313	1,197,765
Eastman Chemical Co.,
Sr. Unsec’d. Notes
5.000%	08/01/29	3,205	3,277,510
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51	1,311	975,649
Westlake Corp.,
Sr. Unsec’d. Notes
3.125%	08/15/51	386	261,011
			10,740,304
Commercial Services — 0.4%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.750%	01/30/30	270	259,683

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30(a)	511	$465,616
3.200%	08/15/29	8,854	8,292,886
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.250%	08/09/34(a)	4,195	4,286,693
S&P Global, Inc.,
Gtd. Notes
5.250%	09/15/33(a)	540	572,524
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	570	420,094
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	955	826,994
			15,124,490
Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	2,965	2,048,011
2.800%	02/08/61	1,051	702,380
Dell International LLC/EMC Corp.,
Gtd. Notes
3.375%	12/15/41	820	645,796
5.400%	04/15/34	555	578,608
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.850%	10/15/31	1,140	1,136,921
IBM International Capital Pte Ltd.,
Gtd. Notes
4.750%	02/05/31(a)	1,915	1,961,798
5.300%	02/05/54(a)	2,289	2,306,157
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,223,784
4.375%	05/15/30	5,065	4,982,712
5.750%	03/15/33	985	1,036,727
			16,622,894
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63	968	992,583
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	1,792	1,692,422
3.300%	01/30/32	3,293	2,971,019
4.625%	09/10/29	360	357,905
6.100%	01/15/27	900	930,931
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.750%	11/15/29	470	485,056
6.375%	05/04/28	1,070	1,118,171
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	9,215	$8,598,424
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.000%	09/15/27(a)	1,360	1,361,971
			17,515,899
Electric — 4.9%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28(a)	3,984	4,102,851
Alliant Energy Finance LLC,
Gtd. Notes, 144A
5.950%	03/30/29	3,344	3,531,430
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	920	830,002
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	671	696,879
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,314	986,321
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	534	380,575
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	591	611,403
5.750%	03/15/54	232	245,505
6.500%	10/01/53(a)	2,835	3,279,664
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43	1,480	1,282,269
Dominion Energy, Inc.,
Jr. Sub. Notes, Series A
6.875%(ff)	02/01/55	900	956,040
Jr. Sub. Notes, Series B
7.000%(ff)	06/01/54	1,380	1,512,174
Jr. Sub. Notes, Series C
4.350%(ff)	01/15/27(oo)	2,300	2,248,450
Sr. Unsec’d. Notes
4.700%	12/01/44	860	776,037
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	1,590	1,503,196
DTE Energy Co.,
Sr. Unsec’d. Notes
5.850%	06/01/34(a)	2,292	2,461,413
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	529	462,017
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.800%	06/15/54	2,030	2,139,790

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	609	$532,152
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,274	1,492,612
5.250%	03/01/34	3,330	3,497,768
5.400%	04/01/53	195	200,784
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	300	313,283
5.550%	03/15/54	1,125	1,175,695
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	371	252,876
4.375%	03/30/44	355	322,181
5.250%	03/15/33	610	639,775
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	324	316,430
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(a)(oo)	2,200	2,153,879
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.900%	05/23/53	1,638	1,882,014
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	2,035	1,767,521
3.550%	06/15/26	650	637,904
4.750%	06/15/46	1,670	1,482,551
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41(a)	800	575,993
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%(c)	07/12/28	4,968	4,562,452
2.500%(c)	07/12/31	722	626,558
3.500%	04/06/28	770	746,345
5.125%	06/26/29	2,330	2,387,802
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	1,435	1,481,186
5.625%	04/10/34	1,215	1,274,811
5.875%	04/10/54	613	639,378
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54	880	947,014
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54	1,890	1,963,975
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	591	502,513
2.900%	03/15/51	414	276,166
5.700%	03/15/54	1,305	1,391,466
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	473	$352,659
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	369	349,547
3.450%	12/01/27	36	34,922
5.550%	09/15/54	430	445,025
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	1,665	1,735,087
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	4,787	4,636,721
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	2,699	2,468,317
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	3,256	2,929,980
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	514	500,137
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,807	5,360,316
5.400%	06/01/33	2,662	2,754,976
5.650%	05/09/34	890	938,465
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	5,065	4,437,767
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	749	631,010
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27(a)	1,272	1,248,154
5.400%	12/15/43(a)	1,265	1,259,648
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54	1,380	1,491,397
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	600	590,956
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,899	2,833,561
7.000%	03/15/33	1,503	1,666,811
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	1,092	718,116
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	501	439,110
4.400%	03/01/32(a)	2,830	2,748,450
4.450%	04/15/42(a)	619	537,302

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.500%	07/01/40	1,707	$1,537,324
4.550%	07/01/30	1,348	1,338,353
4.600%	06/15/43(a)	773	682,974
5.550%	05/15/29	2,147	2,229,918
6.100%	01/15/29	1,310	1,383,739
6.150%	01/15/33	587	630,841
6.400%	06/15/33	3,036	3,318,722
6.950%	03/15/34	895	1,018,690
Sr. Sec’d. Notes
3.250%	06/01/31	2,180	1,987,017
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,091	706,004
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,290	1,383,652
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	753,836
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	1,130	1,186,725
PPL Capital Funding, Inc.,
Gtd. Notes
5.250%	09/01/34	860	885,317
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	2,137	1,889,433
First Mortgage, Series 36
2.700%	01/15/51	428	277,866
First Mortgage, Series 39
4.500%	06/01/52	462	413,963
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	297	173,834
2.700%	05/01/50	261	175,689
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	3,663	3,836,819
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	609	563,903
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41(a)	1,340	1,391,461
5.685%	06/15/54	489	525,226
RWE Finance US LLC (Germany),
Gtd. Notes, 144A
5.875%	04/16/34	810	845,241
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	1,070	1,099,705
5.350%	04/01/53	5,340	5,488,540
Sempra,
Jr. Sub. Notes
6.875%(ff)	10/01/54	1,340	1,392,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
5.400%	08/01/26	2,065	$2,104,343
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34(a)	5,110	5,301,801
5.700%	03/01/53	300	316,552
5.850%	11/01/27(a)	851	894,123
5.875%	12/01/53	2,215	2,402,139
First Mortgage, Series A
4.200%	03/01/29	1,742	1,735,396
First Ref. Mortgage, Series B
3.650%	03/01/28	1,347	1,319,570
First Ref. Mortgage, Series C
3.600%	02/01/45	485	382,132
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	650	645,568
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,823	2,655,602
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	246	196,352
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	504	430,364
Union Electric Co.,
First Mortgage
2.150%	03/15/32(a)	945	809,479
3.900%	04/01/52	235	193,810
5.200%	04/01/34	2,190	2,289,884
5.250%	01/15/54	1,170	1,188,079
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,312	1,428,046
5.550%	08/15/54	300	315,501
5.700%	08/15/53	965	1,033,765
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/34	1,514	1,616,336
6.950%	10/15/33	1,699	1,917,232
			169,450,722
Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
5.250%	04/05/34	380	397,106
Entertainment — 0.3%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	5,744	5,101,453
5.050%	03/15/42	6,080	4,966,265
5.141%	03/15/52	268	206,613
			10,274,331

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.1%
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28	1,390	$1,447,552
5.450%	09/18/33(a)	2,000	2,095,751
			3,543,303
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.875%	02/15/30	3,000	2,950,774
5.875%	02/15/28(a)	936	939,017
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	4,029	4,153,647
6.050%	01/15/29	1,037	1,095,979
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.700%	11/10/47	385	349,147
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	680	588,881
4.375%	02/02/52	262	207,661
5.500%	01/15/30	1,525	1,543,405
Gtd. Notes, 144A
6.750%	03/15/34	1,012	1,118,853
7.250%	11/15/53	2,769	3,208,125
Kroger Co. (The),
Sr. Unsec’d. Notes
4.700%	08/15/26	3,110	3,132,308
5.000%	09/15/34	923	931,081
5.500%	09/15/54	1,015	1,021,132
5.650%	09/15/64	2,250	2,262,402
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	2,961	2,634,219
			26,136,631
Gas — 0.4%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	487	452,065
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,395	1,447,928
Sr. Unsec’d. Notes
5.800%	02/01/42	207	213,293
5.950%	06/15/41	1,265	1,346,760
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.950%	09/15/34	2,555	2,580,931
5.150%	09/15/32	3,579	3,701,411
5.750%	09/15/33	2,050	2,201,922
Gtd. Notes, Series 20-A
1.750%	01/15/31	633	537,408
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Gtd. Notes, Series 21A
3.150%	09/30/51	1,543	$1,066,566
			13,548,284
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	3,115	3,235,358
6.400%	04/15/33(a)	622	664,785
			3,900,143
Healthcare-Products — 0.6%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	1,500	1,380,193
2.539%	02/01/32(a)	8,243	7,145,052
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	465	318,803
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29	5,631	5,793,104
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/34	3,910	3,980,263
			18,617,415
Healthcare-Services — 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42	281	233,902
4.750%	03/15/44	1,000	901,465
6.750%	12/15/37	3,300	3,735,657
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	882	804,184
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	307	266,858
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54	2,000	2,066,543
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43(a)	266	250,206
6.100%	10/15/52	1,880	2,085,828
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,983	3,921,568
4.500%	02/15/27	1,804	1,806,516
4.625%	03/15/52	2,726	2,365,339
5.200%	06/01/28	2,370	2,430,500
5.450%	09/15/34	710	730,664
5.625%	09/01/28	1,994	2,070,440
5.875%	02/01/29	2,860	2,996,971
5.950%	09/15/54	2,310	2,425,455

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
6.000%	04/01/54(a)	1,440	$1,522,314
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	794	637,525
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	268	192,706
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	910	785,360
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	1,110	940,927
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	520	526,845
4.625%	12/15/29(a)	960	971,723
5.000%	12/15/34	2,855	2,891,070
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28(a)	1,870	1,957,896
5.489%	11/13/30	3,920	4,185,463
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	220	211,020
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,749	2,103,926
2.900%	05/15/50	591	413,622
3.050%	05/15/41	405	319,606
3.250%	05/15/51	577	426,975
3.500%	08/15/39	841	724,263
5.375%	04/15/54	825	856,197
6.050%	02/15/63	700	790,598
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	689	481,579
			50,031,711
Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	1,850	1,967,579
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29(a)	836	810,226
4.350%	02/15/28(a)	1,095	1,089,477
			3,867,282
Insurance — 0.7%
Allianz SE (Germany),
Sub. Notes, 144A
5.600%(ff)	09/03/54	1,600	1,648,205
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	509	429,494
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	845	$842,462
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	483	473,048
MassMutual Global Funding II,
Sec’d. Notes, 144A, MTN
5.100%	04/09/27	5,972	6,127,770
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.250%	04/12/29	2,575	2,693,419
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27(a)	1,600	1,616,774
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	675	629,198
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,875	2,982,419
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	271,278
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	875	741,419
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	931	795,197
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	608	487,818
4.450%	05/15/69	229	199,180
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	678	547,221
6.063%	03/30/40	610	669,619
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	850	621,016
6.850%	12/16/39	2,456	2,933,310
			24,708,847
Internet — 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	753	497,673
2.700%	06/03/60	330	211,997
3.100%	05/12/51	582	432,357
3.600%	04/13/32(a)	1,311	1,266,747
3.875%	08/22/37	2,713	2,555,192
3.950%	04/13/52	419	364,810
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,772	2,556,470
5.400%	08/15/54	2,960	3,099,571
5.550%	08/15/64	960	1,017,724
5.600%	05/15/53	1,080	1,170,946

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
5.750%	05/15/63	450	$492,229
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,052	1,077,171
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	3,200	3,366,138
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.300%	01/15/30	2,215	2,207,086
4.800%	09/15/34	900	898,976
5.350%	09/15/54	410	406,680
			21,621,767
Investment Companies — 0.0%
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	334,580
4.875%	11/22/26	200	197,062
5.500%	01/16/25	200	199,800
			731,442
Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.125%	06/12/33	813	857,715
6.400%	06/28/54(a)	1,990	2,089,898
			2,947,613
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.550%	10/15/28	1,915	2,003,956
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	1,305	1,364,705
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29(a)	3,130	3,232,423
			4,597,128
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,394	1,240,431
3.500%	06/01/41	5,909	4,147,333
3.500%	03/01/42	2,581	1,793,680
3.700%	04/01/51	1,949	1,242,280
4.908%	07/23/25	453	452,343
6.384%	10/23/35	182	185,795
6.550%	06/01/34	420	436,291
6.650%	02/01/34	1,545	1,615,233
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)	1,900	1,648,923
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.650%	02/01/30	5,275	$4,881,116
2.800%	01/15/51	794	526,759
2.887%	11/01/51	5,120	3,436,923
2.937%	11/01/56	5,513	3,601,519
3.200%	07/15/36	412	353,888
3.750%	04/01/40	1,944	1,681,710
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	548	522,661
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	1,618	1,542,912
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	845	647,680
5.875%	11/15/40	1,861	1,685,208
6.550%	05/01/37	1,000	990,472
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40(a)	3,542	3,015,607
			35,648,764
Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	177,718
5.750%	04/05/34(a)	800	833,128
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	249,110
Sr. Unsec’d. Notes, 144A
6.440%	01/26/36	3,772	4,100,871
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.400%	05/08/28	1,700	1,748,487
5.634%	04/04/34	4,044	4,224,142
6.375%	10/06/30	1,423	1,544,918
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	380	359,383
4.200%	05/13/50	860	763,808
			14,001,565
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.150%	03/11/31(a)	1,200	1,061,287
Oil & Gas — 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	2,003	1,780,015
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34	315	310,773
6.000%	06/13/33	2,565	2,683,492

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,955	$1,932,167
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,625,521
6.750%	04/15/29	3,615	3,683,832
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54(a)	1,000	1,045,757
5.700%	09/15/63	1,785	1,910,000
Diamondback Energy, Inc.,
Gtd. Notes
5.400%	04/18/34	881	899,251
5.750%	04/18/54	2,465	2,483,503
6.250%	03/15/33	829	894,125
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,390	2,387,763
5.950%	05/15/54	1,330	1,359,358
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	730	712,615
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	2,193	2,053,701
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	2,130	2,215,591
6.000%	01/15/40	3,312	3,572,306
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34(a)	3,170	3,400,760
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	580	517,036
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29	954	898,327
4.625%	06/15/45	1,660	1,371,743
5.200%	08/01/29	635	645,422
5.375%	01/01/32	410	416,262
6.200%	03/15/40	1,803	1,870,057
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33(a)	820	867,193
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	691	676,835
Phillips 66 Co.,
Gtd. Notes
3.150%	12/15/29	3,120	2,953,538
5.250%	06/15/31	4,180	4,324,159
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	3,160	2,769,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
2.150%	01/15/31	3,665	$3,220,524
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,833	1,664,139
6.875%	09/19/33	595	655,144
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	4,241	4,057,164
5.375%	02/01/29	202	201,176
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,649	1,281,032
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	390	388,847
5.488%	04/05/54	1,502	1,547,205
5.638%	04/05/64	1,790	1,866,810
			67,143,117
Packaging & Containers — 0.3%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34	6,500	6,675,837
5.800%	06/15/31	1,730	1,799,033
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29	1,590	1,582,547
5.000%	09/01/34	1,610	1,588,096
			11,645,513
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	849	784,209
4.250%	11/21/49	1,668	1,492,654
4.400%	11/06/42	605	570,423
4.625%	10/01/42	1,260	1,207,672
4.800%	03/15/29(a)	4,700	4,835,978
5.400%	03/15/54	380	402,974
5.500%	03/15/64	1,150	1,227,379
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	758	542,732
3.700%	03/15/52	340	269,768
3.900%	03/15/62	870	691,810
5.100%	02/22/31	510	534,059
5.200%	02/22/34	473	498,455
5.550%	02/22/54	3,335	3,536,494
5.650%	02/22/64	2,390	2,533,141
6.250%	11/15/53	2,275	2,634,429
6.400%	11/15/63	370	435,042
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	4,977	4,471,000
2.800%	05/15/30	2,207	2,028,387
5.125%	02/15/34(a)	611	629,377

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	3,287	$2,334,238
3.250%	08/15/29	307	290,032
4.780%	03/25/38	2,847	2,688,217
5.125%	02/21/30	2,900	2,973,099
5.875%	06/01/53(a)	2,615	2,659,282
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	397	378,745
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53	280	282,102
5.150%	05/17/63	385	392,903
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33(a)	737	750,935
5.340%	05/19/63	6,455	6,625,375
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	1,495	1,154,823
5.650%	07/05/44	1,185	1,246,475
5.650%	07/05/54(a)	990	1,031,477
5.800%	07/05/64	1,000	1,046,913
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,909	3,454,683
4.700%	02/01/43	1,200	1,143,787
			57,779,069
Pipelines — 2.6%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	1,435	1,379,476
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,707	2,418,922
4.500%	10/01/29	6,395	6,289,597
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,637	1,627,170
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	401	419,285
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	515	545,491
6.036%	11/15/33	938	1,002,856
Enbridge, Inc. (Canada),
Gtd. Notes
5.300%	04/05/29	2,000	2,072,862
Sub. Notes, Series NC5
8.250%(ff)	01/15/84	1,690	1,783,800
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,365	1,370,459
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.000%	02/01/29	4,126	$4,223,163
7.375%	02/01/31	4,775	5,081,719
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,685,634
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,400,741
Sr. Unsec’d. Notes
5.600%	09/01/34	1,300	1,350,727
5.750%	02/15/33	1,390	1,456,995
6.400%	12/01/30	1,060	1,153,920
6.550%	12/01/33	824	910,001
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	583	606,242
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29	1,045	1,071,012
5.650%	09/01/34	1,430	1,477,829
Gtd. Notes, 144A
5.625%	01/15/28(a)	1,110	1,136,437
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44	1,367	1,306,381
Enterprise Products Operating LLC,
Gtd. Notes
4.950%	02/15/35	1,395	1,416,013
5.550%	02/16/55	1,829	1,889,591
Gtd. Notes, Series H
6.650%	10/15/34	1,565	1,782,764
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	875	887,508
Sr. Unsec’d. Notes, 144A
4.750%	01/15/31	1,375	1,331,749
6.375%	04/01/29	2,035	2,102,566
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	341,500
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	424	404,847
5.500%	10/15/30	4,940	4,926,239
6.500%	06/01/29	1,005	1,038,673
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	750	667,747
5.000%	08/15/42	1,145	1,063,890
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
5.100%	08/01/29	2,020	2,073,130
5.400%	02/01/34	7	7,175
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	3,155	3,176,909
MPLX LP,
Sr. Unsec’d. Notes
5.500%	06/01/34	3,152	3,240,713

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.650%	03/01/53	990	$984,091
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	972	976,313
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	500	357,256
4.300%	01/15/49	360	306,384
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	306	329,944
6.625%	09/01/53	2,000	2,219,805
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	3,089	3,072,173
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes, 144A
4.911%	09/01/27	960	966,974
5.026%	10/01/29	2,705	2,709,668
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/40	650	699,852
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,200	1,188,000
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.800%	11/15/29	1,480	1,502,251
5.150%	03/15/34	780	788,747
5.300%	08/15/28	3,840	3,966,570
			88,189,761
Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.550%	03/15/52	1,340	982,978
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27(a)	1,537	1,485,145
5.200%	02/15/29	2,745	2,829,034
5.450%	02/15/34	1,500	1,567,548
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	211	194,587
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	626	547,557
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,935	1,897,299
4.300%	02/15/29	1,000	991,147
5.000%	01/11/28	888	903,335
5.600%	06/01/29	2,450	2,560,455
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
5.500%	06/15/34	2,720	2,856,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28(a)	1,247	$1,141,959
2.650%	03/15/32	459	399,299
3.000%	01/15/30	349	324,505
5.500%	04/01/34	670	696,035
Extra Space Storage LP,
Gtd. Notes
5.350%	01/15/35	750	766,734
5.500%	07/01/30	1,531	1,599,744
5.900%	01/15/31	4,980	5,284,468
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	1,860	2,070,138
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	410	271,129
5.500%	06/15/34	660	686,282
5.600%	10/15/33(a)	530	554,752
Prologis LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	428	373,385
5.125%	01/15/34	1,525	1,576,932
Realty Income Corp.,
Sr. Unsec’d. Notes
5.375%	09/01/54	430	437,565
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,264	1,182,818
3.700%	06/15/30	995	957,224
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34	2,330	2,354,094
Gtd. Notes, MTN
4.400%	01/26/29	1,705	1,698,894
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	4,225	3,916,443
4.000%	03/01/28	360	355,183
4.750%	11/15/30	740	746,793
5.625%	07/01/34(a)	4,738	4,983,046
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	650	592,729
3.100%	01/15/30	591	554,911
4.125%	03/15/29	2,310	2,293,376
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,682	2,337,620
2.450%	02/01/32	388	330,490
3.850%	07/15/29(a)	1,743	1,694,050
			56,996,633

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	02/10/31(a)	1,500	$1,263,723
2.800%	02/10/51	1,052	673,471
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51(a)	1,615	1,013,456
3.300%	04/15/40	567	473,761
3.350%	04/15/50	620	475,734
4.850%	06/25/31	1,680	1,741,057
4.950%	06/25/34	1,620	1,683,335
5.300%	06/25/54	540	567,597
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	1,160	851,469
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53	2,861	2,982,396
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	646	543,231
5.150%	09/09/52(a)	985	986,952
			13,256,182
Savings & Loans — 0.2%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
6.557%(ff)	10/18/27	2,635	2,744,775
Sr. Preferred Notes, 144A
5.127%	07/29/29	2,850	2,931,145
			5,675,920
Semiconductors — 1.0%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.800%	06/15/29	940	968,644
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/32	510	509,330
5.050%	07/12/29	3,940	4,056,283
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	8,825	7,545,029
3.419%	04/15/33	1,136	1,031,996
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51	496	317,697
3.250%	11/15/49	3,188	2,146,041
KLA Corp.,
Sr. Unsec’d. Notes
4.700%	02/01/34(a)	2,036	2,076,156
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31(a)	1,976	1,784,522
Sr. Unsec’d. Notes
5.750%	02/15/29	3,404	3,572,811
5.950%	09/15/33	4,819	5,172,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/33	1,310	$1,401,091
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	598	579,752
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	458	461,381
5.150%	02/08/54	1,930	1,981,967
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.875%	04/22/27	1,072	1,063,692
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	1,113	1,010,517
			35,679,738
Software — 0.8%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	1,192	1,198,533
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,396	1,198,492
2.950%	02/15/51	1,476	1,017,888
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.150%	08/12/34	1,960	2,008,131
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,849	1,252,332
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28(a)	745	699,241
3.600%	04/01/40	876	728,572
3.600%	04/01/50	4,253	3,236,301
3.950%	03/25/51	356	286,608
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	4,789	4,496,933
4.500%	10/15/29(a)	900	905,440
4.750%	02/15/32	600	606,753
4.900%	10/15/34(a)	2,340	2,355,610
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	1,385	966,831
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	427	435,572
5.400%	06/12/29	370	383,505
5.600%	06/12/34	4,220	4,425,980
VMware LLC,
Sr. Unsec’d. Notes
4.700%	05/15/30	2,350	2,368,535
			28,571,257

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 1.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	$184,356
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	4,247	3,580,222
3.500%	06/01/41	1,400	1,146,907
3.500%	09/15/53	580	425,953
3.550%	09/15/55	2,089	1,526,303
3.650%	09/15/59	1,204	872,636
3.800%	12/01/57	3,200	2,422,536
5.400%	02/15/34	1,062	1,114,197
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,475	2,290,505
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,530	1,669,846
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	3,000	2,796,311
3.375%	04/15/29	3,637	3,491,249
3.875%	04/15/30	3,545	3,447,437
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	2,173	2,418,907
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,500	1,282,665
1.750%	01/20/31	5,689	4,851,736
4.016%	12/03/29	6,765	6,664,022
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	705	730,115
			40,915,903
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.050%	05/14/34	1,680	1,767,762
Transportation — 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	410	349,386
4.150%	04/01/45	424	378,560
5.200%	04/15/54(a)	1,990	2,056,421
5.500%	03/15/55	2,320	2,502,515
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30(a)	1,358	1,214,272
4.700%	05/01/48	1,455	1,366,317
4.950%	08/15/45	323	308,848
5.950%	05/15/37	374	405,019
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51(a)	2,417	1,545,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	393	$306,215
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	497	349,633
3.950%	10/01/42	586	507,870
5.950%	03/15/64	1,700	1,883,780
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,535	2,180,083
4.375%	09/10/38(a)	626	599,117
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,419	1,239,181
			17,193,026
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	01/12/27	1,485	1,513,219
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
5.550%	04/03/34	1,845	1,899,299
			3,412,518

Total Corporate Bonds (cost $1,352,019,100)			1,408,119,105
Municipal Bonds — 0.1%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	14,289
1.749%	07/15/28	15	13,802
2.102%	07/15/30	30	26,776
			54,867
California — 0.0%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	26,463
1.877%	02/01/31	40	34,501
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	125	138,478
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	209,405
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	66,952
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	17,474
2.199%	05/01/31	201	178,094

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	$135,535
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	70	84,427
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	340	428,257
			1,319,586
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	71,430
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	116,353
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	102	112,358
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	419	448,818
			677,529
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30	27,842
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	230	221,136
1.483%	01/01/28	205	189,367
			410,503
New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	205	199,250
1.396%	08/01/27	665	619,796
Metropolitan Transportation Authority,
Revenue Bonds, Series C2
5.175%	11/15/49	80	74,624
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150	135,214
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90	94,391
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150	143,630
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	385,394
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Taxable, Revenue Bonds
5.647%	11/01/40	145	$157,911
			1,810,210
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	70	85,828

Total Municipal Bonds (cost $4,323,204)			4,457,795
Residential Mortgage-Backed Securities — 1.1%
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	77	13,851
Series 383, Class 60, IO
6.500%	10/25/37	31	5,886
Series 417, Class C11, IO
2.500%	02/25/28	694	24,772
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
0.422%(c)	07/25/35	20	23,640
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	8	7,984
Series 2006-044, Class P, PO
2.718%(s)	12/25/33	16	13,450
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
1.195%(c)	04/25/36	90	9,169
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	25	27,311
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.355%(c)	06/25/37	104	9,291
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
1.005%(c)	11/25/37	175	14,488
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.055%(c)	12/25/37	187	19,918
Series 2008-85, Class EB
5.000%	09/25/28	7	7,405
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.605%(c)	03/25/38	82	3,882
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.855%(c)	01/25/40	157	17,263
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.855%(c)	01/25/40	103	9,967

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
1.025%(c)	04/25/40	52	$3,963
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
1.871%(c)	03/25/40	24	23,327
Series 2013-13, Class IK, IO
2.500%	03/25/28	214	6,213
Series 2021-86, Class T
2.500%	09/25/48	15,284	13,796,518
Series 2024-14, Class CA
5.000%	01/25/46	6,420	6,481,232
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.266%(s)	05/25/44	165	123,742
Series 2004-W12, Class 1PO, PO
1.317%(s)	07/25/44	109	93,710
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.976%(s)	02/25/44	165	124,688
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	10	10,129
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
10.032%(c)	03/15/32	4	4,392
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
3.387%(c)	02/15/35	29	31,195
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.193%(c)	03/15/35	70	978
Series 3126, Class AO, PO
1.994%(s)	03/15/36	13	11,746
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.793%(c)	08/15/36	81	6,085
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
1.743%(c)	09/15/26	30	885
Series 3237, Class BO, PO
2.864%(s)	11/15/36	162	138,154
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
8.207%(c)	04/15/37	9	8,541
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
7.667%(c)	04/15/37	7	7,461
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.543%(c)	11/15/37	15	1,196
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
0.883%(c)	12/15/39	199	13,753
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.543%(c)	10/15/40	50	$4,727
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	54	52,471
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	67	68,557
Series 4030, Class IL, IO
3.500%	04/15/27	103	1,871
Series 5195, Class CA
2.500%	12/25/47	15,561	14,004,911
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	263	9,049
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	557	558,361
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.025%(c)	09/20/34	71	1,983
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
1.425%(c)	06/20/36	120	4,699
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.575%(c)	04/20/37	139	7,213
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
1.435%(c)	05/20/37	347	20,732
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
1.415%(c)	10/20/37	232	5,640
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
1.665%(c)	08/20/38	177	9,957
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
2.475%(c)	09/20/38	89	4,202
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
1.725%(c)	05/20/37	233	12,653
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	458	4,199
Series 2009-065, Class LB
6.000%	07/16/39	17	17,012
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.925%(c)	02/20/38	175	7,819
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.675%(c)	06/20/37	113	6,702

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	736	$3,041
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.025%(c)	11/20/34	110	4,459
Series 2010-085, Class ID, IO
6.000%	09/20/39	78	6,713
Series 2010-157, Class OP, PO
1.734%(s)	12/20/40	117	100,570
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
5.590%(c)	04/20/60	—(r)	451
Series 2013-184, Class KZ
2.500%	12/20/43	873	681,687
Series 2013-H04, Class BA
1.650%	02/20/63	3	2,430
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
5.715%(c)	02/20/62	5	4,572

Total Residential Mortgage-Backed Securities (cost $35,184,948)			36,702,866
Sovereign Bonds — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260	254,881
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	147,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	870	797,355
3.750%	01/11/28	252	245,385
3.771%	05/24/61	1,124	733,062
4.280%	08/14/41	2,969	2,431,797
4.600%	02/10/48	350	281,421
6.000%	05/07/36	4,209	4,284,762
6.338%	05/04/53	2,725	2,708,820
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	355,872
4.500%	04/01/56	200	143,636
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	03/24/35	3,106	3,082,705
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733	540,817

Total Sovereign Bonds (cost $15,926,606)			16,007,513
U.S. Government Agency Obligations — 38.2%
Federal Farm Credit Bank
0.680%	08/26/26	5,000	4,708,702
2.100%	02/25/36	6,800	5,308,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.350%	03/10/36	6,390	$5,127,274
2.500%	04/14/36	4,000	3,258,359
2.750%	02/02/37	7,490	6,165,026
3.360%	02/23/37	20,000	17,585,836
Federal Home Loan Bank
1.750%	04/23/30	658	583,308
1.830%	03/11/30	756	662,300
1.930%	02/11/36	12,980	9,923,355
2.090%	02/22/36	10,795	8,407,383
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	1,003	880,203
2.500%	08/01/50	2,617	2,299,734
2.500%	02/01/51	969	845,656
2.500%	02/01/51	1,989	1,747,548
2.500%	03/01/51	5,087	4,471,175
2.500%	09/01/51	6,547	5,736,638
2.500%	10/01/51	7,163	6,278,089
2.500%	12/01/51	400	349,723
2.500%	01/01/52	4,298	3,738,829
2.500%	01/01/52	22,191	19,380,044
2.500%	01/01/52	22,417	19,646,445
2.500%	03/01/52	6,606	5,718,141
2.500%	04/01/52	40,153	34,713,470
2.500%	05/01/52	18,105	15,657,647
2.500%	07/01/52	4,946	4,282,399
3.000%	05/01/42	27	24,852
3.000%	05/01/42	617	570,145
3.000%	07/01/42	5	4,433
3.000%	08/01/42	6	5,479
3.000%	08/01/42	8	7,218
3.000%	08/01/42	38	34,987
3.000%	10/01/42	7	6,065
3.000%	10/01/42	22	20,817
3.000%	12/01/42	7	6,751
3.000%	01/01/43	50	46,229
3.000%	02/01/43	58	53,688
3.000%	02/01/43	161	149,705
3.000%	03/01/43	371	344,935
3.000%	03/01/43	388	360,438
3.000%	06/01/43	432	401,272
3.000%	02/01/47	2,090	1,924,616
3.000%	09/01/49	2,616	2,399,162
3.000%	07/01/50	826	752,784
3.000%	08/01/50	39,645	36,356,698
3.000%	12/01/50	3,449	3,159,046
3.000%	02/01/52	19,246	17,382,312
3.000%	03/01/52	1,936	1,748,732
3.000%	03/01/52	9,072	8,270,586
3.000%	03/01/52	20,374	18,548,281
3.000%	06/01/52	35,418	32,115,003
3.500%	03/01/32	200	196,901
3.500%	11/01/48	5,358	5,102,359
3.500%	02/01/49	197	187,393
3.500%	06/01/49	18,593	17,651,780
3.500%	07/01/50	1,519	1,437,411
3.500%	04/01/52	13,050	12,322,909
3.500%	07/01/52	52,846	49,244,705

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	02/01/26	11	$11,236
4.000%	01/01/32	142	141,717
4.000%	02/01/41	4	4,256
4.000%	02/01/41	8	8,249
4.000%	10/01/42	148	145,271
4.000%	08/01/47	6,674	6,491,864
4.000%	05/01/48	543	528,236
4.000%	07/01/48	460	447,779
4.500%	08/01/30	52	52,036
4.500%	08/01/48	932	936,004
4.500%	08/01/49	3,631	3,642,059
4.500%	09/01/50	163	161,565
4.500%	09/01/52	47,360	46,581,172
5.000%	06/01/30	39	39,953
5.000%	04/01/33	7	7,002
5.000%	08/01/33	1	539
5.000%	08/01/33	83	85,061
5.000%	09/01/33	—(r)	186
5.000%	09/01/33	1	1,376
5.000%	10/01/33	—(r)	266
5.000%	04/01/34	—(r)	357
5.000%	11/01/34	2	2,086
5.000%	12/01/34	25	26,010
5.000%	12/01/34	54	55,635
5.000%	07/01/35	—(r)	362
5.000%	11/01/35	—(r)	4
5.000%	04/01/37	60	62,323
5.000%	01/01/39	15	15,023
5.000%	04/01/39	79	80,742
5.000%	07/01/39	7	6,759
5.000%	10/01/40	207	213,386
5.000%	03/01/49	31	31,470
5.000%	03/01/49	292	298,492
5.000%	11/01/49	432	438,026
5.000%	07/01/52	11,730	11,749,795
5.000%	09/01/52	30,135	30,177,723
5.500%	12/01/24	—(r)	0
5.500%	04/01/27	8	8,413
5.500%	01/01/33	18	18,266
5.500%	06/01/35	127	131,175
5.500%	01/01/53	8,294	8,396,253
5.500%	07/01/53	15,141	15,314,719
6.000%	01/01/53	13,965	14,295,666
6.000%	06/01/53	4,135	4,231,410
6.000%	07/01/53	4,026	4,114,960
6.000%	08/01/53	17,444	18,122,448
6.000%	10/01/53	39,990	41,655,227
6.000%	11/01/53	8,678	8,890,927
6.000%	07/01/54	39,578	40,666,598
6.500%	08/01/27	21	21,383
6.500%	01/01/29	6	6,045
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.709%, Floor 2.135%)
6.820%(c)	10/01/36	13	13,461
Federal National Mortgage Assoc.
2.000%	04/01/52	3,052	2,547,897
2.500%	08/01/50	935	820,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	09/01/50	3,226	$2,843,853
2.500%	09/01/50	10,268	9,024,562
2.500%	03/01/51	462	403,508
2.500%	07/01/51	3,820	3,356,497
2.500%	10/01/51	2,614	2,290,924
2.500%	10/01/51	21,388	18,559,556
2.500%	11/01/51	18,614	16,217,465
2.500%	02/01/52	6,269	5,424,191
2.500%	03/01/52	5,531	4,792,337
2.500%	04/01/52	2,614	2,281,182
2.500%	05/01/52	4,214	3,699,735
2.500%	05/01/52	35,224	30,454,876
3.000%	11/01/42	9	8,347
3.000%	12/01/42	8	7,824
3.000%	12/01/42	10	9,039
3.000%	12/01/42	15	14,239
3.000%	12/01/42	21	19,500
3.000%	12/01/42	24	22,464
3.000%	12/01/42	27	25,436
3.000%	12/01/42	89	83,050
3.000%	12/01/42	336	311,983
3.000%	01/01/43	3	3,094
3.000%	01/01/43	4	4,023
3.000%	01/01/43	5	4,682
3.000%	01/01/43	6	5,355
3.000%	01/01/43	6	5,939
3.000%	01/01/43	9	8,805
3.000%	01/01/43	11	9,977
3.000%	01/01/43	12	11,429
3.000%	01/01/43	16	14,390
3.000%	01/01/43	16	14,904
3.000%	01/01/43	22	20,495
3.000%	01/01/43	29	26,655
3.000%	01/01/43	41	37,886
3.000%	01/01/43	79	73,628
3.000%	03/01/43	9	8,396
3.000%	03/01/43	11	10,073
3.000%	03/01/43	76	71,299
3.000%	03/01/43	203	188,170
3.000%	03/01/43	634	587,569
3.000%	04/01/43	20	18,586
3.000%	04/01/43	34	31,449
3.000%	04/01/43	50	46,277
3.000%	04/01/43	89	82,853
3.000%	04/01/43	101	93,764
3.000%	04/01/43	114	105,529
3.000%	04/01/43	775	719,123
3.000%	05/01/43	34	31,691
3.000%	05/01/43	42	38,777
3.000%	05/01/43	101	93,379
3.000%	05/01/43	192	178,049
3.000%	05/01/43	195	180,739
3.000%	05/01/43	379	351,655
3.000%	03/01/44	436	402,809
3.000%	10/01/49	560	513,607
3.000%	03/01/50	11,327	10,378,228
3.000%	05/01/50	418	384,091

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	07/01/50	390	$355,448
3.000%	07/01/50	2,862	2,625,913
3.000%	08/01/50	818	744,532
3.000%	04/01/51	6,712	6,080,906
3.000%	07/01/51	22,223	20,107,461
3.000%	08/01/51	208	189,637
3.000%	08/01/51	4,566	4,136,327
3.000%	08/01/51	6,607	6,003,596
3.000%	08/01/51	12,525	11,474,680
3.000%	10/01/51	34,596	31,343,720
3.000%	11/01/51	6,028	5,481,025
3.000%	01/01/52	6,508	5,858,174
3.000%	03/01/52	2,442	2,214,770
3.000%	03/01/52	5,088	4,614,000
3.000%	03/01/52	6,767	6,135,989
3.000%	04/01/52	42,383	38,399,938
3.000%	05/01/52	4,595	4,124,297
3.000%	05/01/52	8,037	7,264,199
3.000%	06/01/52	33,878	30,429,735
3.000%	07/01/52	5,117	4,646,587
3.000%	07/01/52	20,976	18,845,992
3.500%	08/01/32	148	145,552
3.500%	10/01/32	487	477,665
3.500%	04/01/33	60	57,896
3.500%	04/01/33	171	166,935
3.500%	05/01/33	216	210,909
3.500%	07/01/42	419	402,799
3.500%	09/01/42	205	194,857
3.500%	10/01/42	201	190,989
3.500%	01/01/43	258	246,099
3.500%	07/01/43	237	225,813
3.500%	08/01/45	177	168,167
3.500%	11/01/48	5,240	4,986,866
3.500%	05/01/49	3,203	3,030,835
3.500%	07/01/49	4,685	4,417,078
3.500%	07/01/50	321	302,330
3.500%	08/01/52	4,469	4,214,881
3.500%	08/01/52	4,557	4,281,853
4.000%	09/01/42	205	203,293
4.000%	10/01/42	471	462,425
4.000%	11/01/45	170	165,793
4.000%	06/01/46	276	273,158
4.000%	10/01/46	22	21,277
4.000%	10/01/46	128	124,261
4.000%	05/01/47	255	248,625
4.000%	06/01/47	244	238,815
4.000%	10/01/47	260	255,432
4.000%	10/01/47	4,925	4,790,024
4.000%	12/01/47	344	336,869
4.000%	01/01/48	817	799,508
4.000%	02/01/48	249	244,046
4.000%	02/01/48	645	630,741
4.000%	06/01/48	483	472,620
4.000%	06/01/48	512	501,069
4.000%	07/01/48	179	174,257
4.000%	07/01/48	209	203,232
4.000%	07/01/48	257	251,323
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/01/48	579	$563,286
4.000%	07/01/49	328	318,851
4.000%	11/01/50	1,930	1,880,951
4.000%	10/01/52	1,130	1,091,053
4.500%	06/01/26	28	28,260
4.500%	09/01/26	10	9,678
4.500%	10/01/42	798	799,924
4.500%	04/01/44	358	358,885
4.500%	10/01/44	1,476	1,485,907
4.500%	12/01/44	58	58,185
4.500%	04/01/47	342	342,966
4.500%	07/01/47	893	892,509
4.500%	11/01/47	414	413,713
4.500%	09/01/48	477	478,767
5.000%	07/01/25	7	7,540
5.000%	01/01/26	15	15,124
5.000%	09/01/29	26	25,945
5.000%	12/01/29	37	37,376
5.000%	02/01/35	35	35,066
5.000%	10/01/39	313	322,764
5.000%	01/01/40	432	445,027
5.000%	07/01/41	70	72,200
5.000%	10/01/43	—(r)	298
5.000%	05/01/44	95	96,471
5.000%	12/01/44	249	253,935
5.000%	01/01/45	166	168,747
5.000%	06/01/47	15	15,482
5.000%	05/01/48	3	2,623
5.000%	07/01/48	93	94,555
5.000%	11/01/48	2,095	2,148,351
5.000%	02/01/49	4	3,880
5.000%	02/01/49	74	75,893
5.000%	03/01/49	3	3,197
5.000%	11/01/49	61	61,622
5.000%	11/01/49	194	196,290
5.000%	12/01/49	382	386,016
5.000%	01/01/50	208	211,860
5.000%	07/01/52	9,867	9,873,689
5.000%	12/01/52	8,645	8,661,917
5.000%	05/01/53	8,276	8,276,807
5.500%	01/01/26	2	1,914
5.500%	06/01/26	2	2,388
5.500%	05/01/28	21	21,292
5.500%	05/01/33	78	80,178
5.500%	06/01/33	22	22,412
5.500%	10/01/33	37	38,090
5.500%	01/01/34	110	113,321
5.500%	02/01/35	48	49,756
5.500%	04/01/36	26	25,911
5.500%	04/01/37	65	66,434
5.500%	01/01/38	48	49,950
5.500%	12/01/52	18,688	18,947,519
5.500%	07/01/53	45,524	46,064,602
6.000%	10/01/27	23	23,356
6.000%	11/01/27	19	19,137
6.000%	04/01/28	12	11,991
6.000%	05/01/28	11	11,103

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	04/01/34	5	$5,203
6.000%	09/01/52	6,514	6,706,470
6.000%	12/01/52	6,584	6,751,969
6.000%	01/01/53	17,638	18,053,044
6.500%	09/01/28	10	10,262
6.500%	05/01/37	4	4,246
6.500%	11/01/53	15,157	15,714,859
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
7.202%(c)	09/01/37	30	30,209
Government National Mortgage Assoc.
2.000%	08/20/50	388	329,774
2.000%	09/20/50	602	510,051
2.000%	04/20/52	41,412	35,128,384
4.000%	02/20/41	2	2,345
4.000%	10/20/41	1	571
4.000%	11/20/41	4	3,741
4.000%	04/20/42	2	2,000
4.000%	10/20/42	1	1,249
4.000%	08/20/43	19	18,847
4.000%	03/20/44	2	1,767
4.000%	05/20/44	2	2,181
4.000%	11/20/44	153	150,881
4.000%	05/20/45	16	15,891
4.000%	06/20/45	229	225,719
4.000%	07/20/45	711	698,421
4.500%	06/20/25	4	3,669
4.500%	11/15/39	160	162,237
4.500%	02/20/50	2,731	2,730,505
4.500%	03/20/50	570	569,232
4.500%	04/20/50	1,164	1,163,354
5.000%	04/15/25	28	28,077
5.000%	11/15/39	500	510,096
5.000%	07/15/40	121	123,512
5.000%	07/20/49	153	156,594
5.000%	08/20/52	1,325	1,330,262
5.000%	09/20/52	17,768	17,824,349
5.000%	11/20/52	18,465	18,522,817
5.000%	12/20/52	988	991,184
5.500%	07/20/54	9,950	10,072,259
5.500%	09/20/54	13,598	13,768,458
5.500%	09/20/54	18,120	18,341,889
6.500%	05/20/54	11,648	11,922,865
Tennessee Valley Authority Generic Strips
4.310%(s)	05/01/25	3,891	3,780,993
Tennessee Valley Authority Principal Strips
5.004%(s)	06/15/35	600	362,794

Total U.S. Government Agency Obligations (cost $1,284,301,014)			1,312,314,285
U.S. Treasury Obligations — 15.1%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,619,301
1.875%	11/15/51	5,255	3,273,701
2.375%	11/15/49	30	21,323
2.875%	05/15/43	2,638	2,190,364
2.875%	05/15/52	1,050	822,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.000%	08/15/52	110	$88,412
3.125%	05/15/48	65	53,991
3.375%	08/15/42	6,689	6,038,048
3.625%	08/15/43	1,840	1,703,150
3.625%	02/15/53	15,989	14,539,997
3.625%	05/15/53	2,020	1,838,831
3.750%	08/15/41	4,840	4,664,550
3.750%	11/15/43	416	391,430
3.875%	08/15/40	2,315	2,280,275
3.875%	02/15/43	12,202	11,774,930
4.000%	11/15/42	6,499	6,396,438
4.000%	11/15/52	17,103	16,646,127
4.125%	08/15/44(a)	3,420	3,393,816
4.125%	08/15/53	1,760	1,753,125
4.250%	02/15/54	11,362	11,582,139
4.375%	05/15/40	1,247	1,303,115
4.375%	08/15/43	2,100	2,159,719
4.625%	02/15/40	8,597	9,235,059
4.625%	05/15/44	6,120	6,488,156
U.S. Treasury Notes
0.375%	01/31/26	7,120	6,803,216
0.500%	03/31/25	2,700	2,648,742
0.500%	02/28/26	938	895,827
0.625%	07/31/26	6,883	6,513,577
0.750%	03/31/26	10,960	10,481,784
0.750%	04/30/26	5,560	5,305,891
1.000%	07/31/28	2,587	2,349,319
1.125%	01/15/25	49,705	49,209,891
1.250%	03/31/28	2,470	2,282,434
1.250%	06/30/28	2,600	2,388,750
1.375%	10/31/28	780	715,102
1.750%	12/31/24	341	338,509
1.750%	12/31/26	5,696	5,469,495
2.500%	03/31/27	580	565,137
2.625%	05/31/27	4,434	4,326,268
2.750%	07/31/27	4,970	4,859,340
3.500%	02/15/33	90	88,453
3.625%	03/31/28	11,400	11,424,047
3.625%	08/31/29	18,000	18,056,250
3.875%	03/31/25	20,600	20,549,305
3.875%	01/15/26	7,200	7,203,656
3.875%	11/30/27	16,722	16,868,317
3.875%	12/31/27	2,960	2,988,444
4.000%	06/30/28	2,760	2,801,400
4.125%	10/31/27	2,376	2,413,867
4.375%	07/31/26	25,265	25,570,943
4.375%	12/15/26	8,050	8,178,297
4.500%	11/30/24(k)	55,597	55,568,767
4.500%	11/15/25	25,584	25,747,596
4.500%	07/15/26	4,350	4,410,322
4.625%	02/28/25	71,200	71,247,281
4.625%	06/30/25	6,990	7,013,482
4.625%	04/30/29	10,327	10,784,947
5.000%	10/31/25	6,830	6,905,237
U.S. Treasury Strips Coupon
4.717%(s)	11/15/40	6,486	3,239,960

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.736%(s)	02/15/41	4,165	$2,055,808

Total U.S. Treasury Obligations (cost $520,368,522)			520,528,103

Total Long-Term Investments (cost $3,242,551,889)			3,329,703,746

	Shares
Short-Term Investments — 7.0%
Affiliated Mutual Funds — 6.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	89,764,587	89,764,587
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $144,642,381; includes $144,046,776 of cash collateral for securities on loan)(b)(wb)	144,735,139	144,677,245

Total Affiliated Mutual Funds (cost $234,406,969)		234,441,832

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.2%
U.S. Treasury Bills
4.800%	12/05/24	2,626	2,604,560
5.110%	12/26/24	1,914	1,893,188

Total U.S. Treasury Obligations (cost $4,494,421)				4,497,748

Options Purchased*~ — 0.0%
(cost $16,453)	14,500

Total Short-Term Investments (cost $238,917,843)	238,954,080

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—103.9% (cost $3,481,469,732)	3,568,657,826

Option Written*~ — (0.0)%
(premiums received $12,844)	(7,258)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—103.9% (cost $3,481,456,888)	3,568,650,568

Liabilities in excess of other assets(z) — (3.9)%	(133,476,222)

Net Assets — 100.0%	$3,435,174,346

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CA	Credit Agricole Securities Inc.
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,287,239; cash collateral of $144,046,776 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes	Call	10/04/24	$111.00		464		464	$10,875
5 Year U.S. Treasury Notes	Call	10/04/24	$111.50		464		464	3,625
Total Options Purchased (cost $16,453)								$14,500
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes	Call	10/04/24	$111.25		929		929	$(7,258)
(premiums received $12,844)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,245	2 Year U.S. Treasury Notes	Dec. 2024	$259,261,524	$889,459
375	5 Year U.S. Treasury Notes	Dec. 2024	41,206,054	18,596
1,184	10 Year U.S. Treasury Notes	Dec. 2024	135,309,000	383,807
759	20 Year U.S. Treasury Bonds	Dec. 2024	94,258,312	25,812
216	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	28,748,250	(291,140)
				1,026,534
Short Position:
1,070	10 Year U.S. Ultra Treasury Notes	Dec. 2024	126,577,662	140,616
				$1,167,150
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24